Cash and cash equivalents - Foreign Currency Sensitivity and Risk Management (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Cash And Cash Equivalents In Different Currencies
Cash and cash equivalents	₽ 47,462	₽ 33,033	₽ 47,382	₽ 42,101
Russian ruble
Schedule Of Cash And Cash Equivalents In Different Currencies
Cash and cash equivalents	39,980	28,908
Euro
Schedule Of Cash And Cash Equivalents In Different Currencies
Cash and cash equivalents	735	1,310
US Dollar
Schedule Of Cash And Cash Equivalents In Different Currencies
Cash and cash equivalents	2,230	1,786
Chinese Yuan
Schedule Of Cash And Cash Equivalents In Different Currencies
Cash and cash equivalents	2,160	1
Others
Schedule Of Cash And Cash Equivalents In Different Currencies
Cash and cash equivalents	₽ 2,357	₽ 1,028